Business Segments - Schedule of Property and Equipment, Net by Country (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Property and Equipment, Net by Country [Line Items]
Property, Plant and Equipment, Net	$ 9,036	$ 9,058	$ 9,197
United States [Member]
Schedule of Property and Equipment, Net by Country [Line Items]
Property, Plant and Equipment, Net		8,204	8,252
Total of All Other Countries [Member]
Schedule of Property and Equipment, Net by Country [Line Items]
Property, Plant and Equipment, Net		$ 854	$ 945